WARRANTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	May 15, 2021	Feb. 26, 2020	Oct. 31, 2021	Oct. 31, 2020	Feb. 26, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense			$ 8,652,307	$ 9,914,499
Ian T. Bothwell [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of warrant shares issued					7,500,000
Exercise price of warrants					$ 0.028
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of warrant shares issued					7,500,000
Exercise price of warrants					$ 0.28
Risk free interest rate		1.14%
Expected term		10 years
Expected volatility		87.00%
Expected dividend rate		0.00%
Fair value of warrants		$ 176,250
Advisor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of warrant shares issued	6,000,000
Exercise price of warrants	$ 0.04
Risk free interest rate	0.31%
Expected term	3 years
Expected volatility	90.00%
Expected dividend rate	0.00%
Fair value of warrants	$ 121,200
Stock-based compensation expense			$ 40,400